Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 185 of the Fund’s prospectus and in “Sales Charges” on page 49 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101.99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.99%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 185 of the Fund’s prospectus and in “Sales Charges” on page 49 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of January 20, 2016, the smallest company in the Russell 2000® Index had a market capitalization of $9.161 million and the largest company had a market capitalization of $5.671 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

		Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: The possibility that a market segment on which this Fund focuses — small cap stocks — will underperform other kinds of investments or market averages. Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

		For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

		Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 32.90% 06/30/2009 Worst quarter: -27.72% 12/31/2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 683
3 Years	rr_ExpenseExampleYear03	941
5 Years	rr_ExpenseExampleYear05	1,218
10 Years	rr_ExpenseExampleYear10	$ 2,008
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 683
3 Years	rr_ExpenseExampleNoRedemptionYear03	941
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,008
2006	rr_AnnualReturn2006	20.45%	[1]
2007	rr_AnnualReturn2007	(12.51%)	[1]
2008	rr_AnnualReturn2008	(32.63%)	[1]
2009	rr_AnnualReturn2009	54.51%	[1]
2010	rr_AnnualReturn2010	26.10%	[1]
2011	rr_AnnualReturn2011	(9.23%)	[1]
2012	rr_AnnualReturn2012	12.15%	[1]
2013	rr_AnnualReturn2013	37.93%	[1]
2014	rr_AnnualReturn2014	4.68%	[1]
2015	rr_AnnualReturn2015	(2.85%)	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	$ 590
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	$ 2,143
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 190
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,074
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,143
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 190
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	$ 2,336
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 190
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,074
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.44%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010	[1]
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.36%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.27%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010	[1]
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.58%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010	[1]
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.74%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.76%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010	[1]
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.56%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.89%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010	[1]
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1997

[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 03/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund, and reflects performance since the inception of UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio on January 2, 1997.
[2]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2016 through January 31, 2017. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).
[4]	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.